Other Assets (Tables)	3 Months Ended
Mar. 31, 2023
Jet Token, Inc. [Member]
Schedule of Other Assets

Other assets consisted of the following:

	March 31, 2023	December 31, 2022	December 31, 2021
Aircraft Deposit	$-	$-	$350,000
Deposits	58,226	73,226	13,714
Lease Maintenance Reserve	689,750	689,750	689,750
Lease Financing Costs	-	-	69,325
Total Other Assets	$747,976	$762,976	$1,122,789